Share-based compensation - Restricted stock units - Changes in RSUs (Details) - Restricted stock units	9 Months Ended
Sep. 30, 2024 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance as at the beginning | shares	716,452
Balance as at the beginning, Weighted average fair value at grant date | $ / shares	$ 8.65
RSU granted (in shares) | shares	182,069
Granted during the period, Weighted average fair value at grant date | $ / shares	$ 17.97
RSUs vested (in shares) | shares	(531,753)
RSUs vested during the period, Weighted average fair value at grant date | $ / shares	$ (8.34)
Balance as at the end (none of which are vested) | shares	366,768
Balance as at the end (none of which are vested), Weighted average fair value at grant date | $ / shares	$ 13.73